Summary of Significant Accounting Policies - Schedule of Amortization Expense (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Remainder of 2020	$ 43,169
Fiscal year ending March 31, 2021	173,150	$ 338,150
Fiscal year ending March 31, 2022	173,150	338,150
Fiscal year ending March 31, 2023	115,338	280,565
Fiscal year ending March 31, 2024	55,748
Fiscal year ending March 31, 2025 and beyond	175,496	281,670
Total	$ 736,051	$ 1,576,685